OTHER FEES AND COMMISSIONS (Tables)	12 Months Ended
Dec. 31, 2014
Fees And Commissions Tables [Abstract]
Brokers And Dealers Disclosure Tables [Text Block]
Other fees and commissions for the years ended December 31, comprised:
	2012	2013	2014
	(EUR in millions)
Custody, brokerage & investment banking	67	94	89
Retail lending fees	39	26	30
Corporate lending fees	136	152	157
Banking fees & similar charges	199	204	193
Fund management fees	15	17	17
Total	456	493	486